Reinsurance (Effects of Affiliated Reinsurance on Earnings) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Premiums:
Reinsurance assumed	$ 1,679	$ 1,673	$ 1,469
Reinsurance ceded	(1,242)	(1,252)	(1,284)
Net premiums	21,934	21,384	20,475
Universal life and investment-type product policy fees:
Reinsurance assumed	58	48	41
Reinsurance ceded	(524)	(611)	(591)
Net universal life and investment-type product policy fees	2,584	2,466	2,363
Other revenues:
Reinsurance assumed	5	2	(2)
Reinsurance ceded	656	766	731
Other revenues	1,536	1,808	1,699
Policyholder benefits and claims:
Reinsurance assumed	1,454	1,416	1,225
Reinsurance ceded	(1,468)	(1,539)	(1,498)
Net policyholder benefits and claims	24,527	23,855	23,032
Interest credited to policyholder account balances:
Direct interest credited to policyholder account balances	2,240	2,227	2,322
Reinsurance assumed	33	35	35
Reinsurance ceded	(90)	(88)	(104)
Net interest credited to policyholder account balances	2,183	2,174	2,253
Other expenses:
Reinsurance assumed	340	399	427
Reinsurance ceded	470	540	533
Total other expenses	6,258	6,071	5,988
Affiliated Entity
Universal life and investment-type product policy fees:
Net universal life and investment-type product policy fees	135	129	127
Other revenues:
Other revenues	151	177	142
Affiliated Entity | Assumed Reinsurance [Member]
Premiums:
Reinsurance assumed	701	681	451
Universal life and investment-type product policy fees:
Reinsurance assumed	58	48	40
Other revenues:
Reinsurance assumed	5	2	(2)
Policyholder benefits and claims:
Reinsurance assumed	652	623	402
Interest credited to policyholder account balances:
Reinsurance assumed	32	33	31
Other expenses:
Reinsurance assumed	245	298	326
Affiliated Entity | Ceded Reinsurance [Member]
Premiums:
Reinsurance ceded	(40)	(36)	(45)
Universal life and investment-type product policy fees:
Reinsurance ceded	(141)	(240)	(221)
Other revenues:
Reinsurance ceded	607	713	675
Policyholder benefits and claims:
Reinsurance ceded	(106)	(197)	(144)
Interest credited to policyholder account balances:
Reinsurance ceded	(90)	(88)	(102)
Other expenses:
Reinsurance ceded	578	680	653
Affiliated Entity | Reinsurance [Member]
Premiums:
Net premiums	661	645	406
Universal life and investment-type product policy fees:
Net universal life and investment-type product policy fees	(83)	(192)	(181)
Other revenues:
Other revenues	612	715	673
Policyholder benefits and claims:
Net policyholder benefits and claims	546	426	258
Interest credited to policyholder account balances:
Net interest credited to policyholder account balances	(58)	(55)	(71)
Other expenses:
Total other expenses	$ 823	$ 978	$ 979